September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2035 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.7%
BlackRock Real Estate Securities Fund	607,574	$ 9,277,661
BlackRock Tactical Opportunities Fund, Class K	1,309,841	20,983,647
Diversified Equity Master Portfolio	$158,397,586	158,397,586
International Tilts Master Portfolio	$54,454,629	54,454,629
iShares Core MSCI Emerging Markets ETF	436,992	28,806,513
iShares Global Infrastructure ETF	125,268	7,656,380
iShares MSCI Canada ETF	46,683	2,359,826
iShares MSCI EAFE Small-Cap ETF	113,267	8,689,844
iShares Russell 2000 ETF(b)	1,828	442,303
		291,068,389
Fixed-Income Funds — 26.2%
BlackRock Diversified Fixed Income Fund, Class K	9,550,413	91,301,947
iShares 0-5 Year TIPS Bond ETF(b)	18,228	1,884,046
iShares Broad USD Investment Grade Corporate Bond ETF	406,282	21,216,046
		114,402,039

Security	Shares	Value
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	2,370,861	$ 2,372,047
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	32,042,637	32,042,637
		34,414,684
Total Investments — 100.8% (Cost: $391,736,616)		439,885,112
Liabilities in Excess of Other Assets — (0.8)%		(3,341,488)
Net Assets — 100.0%		$ 436,543,624

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 5,533,412	$ 9,051,529	$ (14,524,271)	$ 137,232	$ (197,902)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,212,598	—	(5,840,368)(b)	(476)	293	2,372,047	2,370,861	22,704 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	99,536,975	—	(67,494,338)(b)	—	—	32,042,637	32,042,637	1,494,493	—
BlackRock Diversified Fixed Income Fund, Class K	30,754,257	68,720,830	(10,399,176)	(606,755)	2,832,791	91,301,947	9,550,413	2,834,771	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,891)	—
BlackRock Real Estate Securities Fund	6,865,805	2,849,692	(690,029)	(68,163)	320,356	9,277,661	607,574	132,692	—
BlackRock Tactical Opportunities Fund, Class K	7,444,818	12,338,697	—	—	1,200,132	20,983,647	1,309,841	—	—
Diversified Equity Master Portfolio	98,399,869	42,506,965 (b)(d)	—	5,817,538	11,673,214	158,397,586	$158,397,586	1,780,646	—
International Tilts Master Portfolio	17,465,551	30,057,082 (b)(d)	—	1,813,605	5,118,391	54,454,629	$54,454,629	721,818	—
iShares 0-5 Year TIPS Bond ETF	1,702,655	1,363,700	(1,238,454)	26,106	30,039	1,884,046	18,228	45,941	—
iShares Broad USD Investment Grade Corporate Bond ETF(a)	—	20,595,091	—	—	620,955	21,216,046	406,282	293,383	—
iShares Core MSCI Emerging Markets ETF	—	24,463,742	—	—	4,342,771	28,806,513	410,120	291,048	—
iShares Global Infrastructure ETF	5,181,107	1,563,181	—	—	912,092	7,656,380	125,268	108,359	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,386,423	—	(4,400,342)	(305,415)	319,334	—	—	67,843	—
iShares MSCI Canada ETF	—	2,065,662	—	—	294,164	2,359,826	46,683	8,782	—
iShares MSCI EAFE Small-Cap ETF	5,468,411	13,761,395	(12,919,367)	601,621	1,777,784	8,689,844	113,267	103,269	—
iShares Russell 2000 ETF	—	405,989	—	—	36,314	442,303	1,828	1,237	—
				$ 7,415,293	$ 29,280,728	$ 439,885,112		$ 7,904,095	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2035 Fund

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	40	12/11/25	$ 8,482	$ 58,861
S&P/TSE 60 Index	22	12/18/25	5,605	104,399
10-Year U.S. Treasury Note	49	12/19/25	5,513	15,652
E-mini Russell 2000 Index	37	12/19/25	4,543	25,914
MSCI EAFE Index	13	12/19/25	1,810	6,146
MSCI Emerging Markets Index	18	12/19/25	1,224	22,178
S&P 500 E-Mini Index	22	12/19/25	7,413	98,898
U.S. Long Bond	88	12/19/25	10,263	190,413
2-Year U.S. Treasury Note	9	12/31/25	1,875	(2,824)
5-Year U.S. Treasury Note	156	12/31/25	17,031	(10,504)
				509,133
Short Contracts
NASDAQ 100 E-Mini Index	27	12/19/25	13,447	(350,664)
Ultra U.S. Treasury Bond	221	12/19/25	26,561	(587,804)
				(938,468)
				$ (429,335)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,613,865	USD	8,312,778	Morgan Stanley & Co. International PLC	12/17/25	$ 41,337
EUR	6,820,792	USD	8,041,289	JPMorgan Chase Bank N.A.	12/17/25	1,780
JPY	116,336,000	EUR	671,384	JPMorgan Chase Bank N.A.	12/17/25	1,016
JPY	116,336,000	USD	792,552	JPMorgan Chase Bank N.A.	12/17/25	160
USD	31,908	EUR	27,000	Goldman Sachs International	12/17/25	70
USD	912,686	EUR	767,000	Morgan Stanley & Co. International PLC	12/17/25	8,241
USD	77,141	JPY	11,277,000	Goldman Sachs International	12/17/25	300
						52,904
CAD	8,164,098	USD	5,929,177	Morgan Stanley & Co. International PLC	12/17/25	(41,800)
CAD	10,809,570	USD	7,850,450	Morgan Stanley & Co. International PLC	12/17/25	(55,345)
EUR	6,820,792	USD	8,060,635	Goldman Sachs International	12/17/25	(17,565)
EUR	784,000	USD	927,667	Morgan Stanley & Co. International PLC	12/17/25	(3,175)
JPY	2,432,732,103	EUR	14,087,441	Goldman Sachs International	12/17/25	(35,301)
JPY	2,432,732,643	USD	16,641,238	Goldman Sachs International	12/17/25	(64,641)
						(217,827)
						$ (164,923)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 78,216,174	$ —	$ —	$ 78,216,174
Fixed-Income Funds	114,402,039	—	—	114,402,039
Money Market Funds	34,414,684	—	—	34,414,684
	$227,032,897	$—	$—	227,032,897
Investments Valued at NAV(a)				212,852,215
				$ 439,885,112
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 257,535	$ 58,861	$ —	$ 316,396
Foreign Currency Exchange Contracts	—	52,904	—	52,904
Interest Rate Contracts	206,065	—	—	206,065
Liabilities
Equity Contracts	(350,664)	—	—	(350,664)
Foreign Currency Exchange Contracts	—	(217,827)	—	(217,827)
Interest Rate Contracts	(601,132)	—	—	(601,132)
	$(488,196)	$(106,062)	$—	$(594,258)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s